FEDERATED INCOME SECURITIES TRUST
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                                 June 7, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Fund for U.S. Government Securities
           1933 Act File No. 33-3164
           1940 Act File No. 811-4577

Dear Sir or Madam:

      I am writing to correct the record regarding the Rule 485(b) update of the Registrant that was filed with the Commission on June 7, 2006. The Registrant inadvertently filed the Rule 485(b) filing as Post Effective
Amendment Number 58 and Amendment Number 51. Our records indicate that this update should have been filed as Post Effective Amendment Number 59 and Amendment Number 52, accordingly.

      The Registrant apologizes for any confusion this may have created and only wishes to set the record straight.

      If you have any questions regarding this certification, please contact me at (412) 288-6659.

                                                Very truly yours,



                                                /s/ Joseph W. Kulbacki
                                                Joseph W. Kulbacki
                                                Paralegal